Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers, or NEOs, for each of the fiscal years ended December 31, 2024, 2023 and 2022, and our financial performance for each such fiscal year:

	Summary Compensation Table for Total Current PEO (D'Onofrio)(1)	Compensation Actually Paid to Current PEO (D'Onofrio)(2,3)	Summary Compensation Table for Total Former PEO (Gonyer)(1)	Compensation Actually Paid to Former PEO (Gonyer)(2,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2,3)	Value of Initial Fixed $100 Investment Based on Evoke Total Shareholder Return	Evoke Net Loss ($ Millions)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$1,272,363	$1,197,602	$240,930	$221,217	$687,586	$666,143	$5.58	$(5.4)
2023	$—	$—	$1,207,058	$1,106,967	$792,930	$726,522	$15.91	$(7.8)
2022	$—	$—	$885,022	$713,748	$582,474	$473,399	$40.61	$(8.2)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2024	Matthew J. D'Onofrio (Current) David Gonyer (Former)	Mark Kowieski and Marilyn R. Carlson
2023	David Gonyer	Matthew J. D'Onofrio and Marilyn R. Carlson
2022	David Gonyer	Matthew J. D'Onofrio and Marilyn R. Carlson

(2) The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. We have not paid dividends historically and do not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (D'Oforio)(i)
Fiscal Year	2022	2023	2024
SCT Total	$—	$—	$1,272,363
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	(281,762)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	226,501
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(1,414)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,086)
Compensation Actually Paid	$—	$—	$1,197,602

	Former PEO (Gonyer)(i)
Fiscal Year	2022	2023	2024
SCT Total	$885,022	$1,207,058	$240,930
Stock and Option Award Values Reported in SCT for the Covered Year	(78,488)	(94,500)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	19,936	15,463	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(72,271)	9,429	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	9,107	(20,368)	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(49,558)	(10,115)	(730)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,983)
Compensation Actually Paid	$713,748	$1,106,967	$221,217

	Average Non-PEO (i)
Fiscal Year	2022	2023	2024
SCT Total	$582,474	$792,930	$687,586
Stock and Option Award Values Reported in SCT for the Covered Year	(44,850)	(62,625)	(73,301)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	11,419	13,374	52,014
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(48,503)	2,357	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	5,208	(12,993)	9,560
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(32,349)	(6,521)	(2,563)
Fair Value of Stock and Option Awards Forfeited during the Covered Year		—	(7,153)
Compensation Actually Paid	$473,399	$726,522	$666,143

(i) The fair value or change in fair value, as applicable, of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with
       Financial Accounting Standards Board Accounting Standards Codification 718 - Share-based Compensation.

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see Note 4 (Stockholder's Equity) to the Financial Statements in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on March 13, 2025.

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO NEOs
2024	Matthew J. D'Onofrio (Current) David Gonyer (Former)	Mark Kowieski and Marilyn R. Carlson
2023	David Gonyer	Matthew J. D'Onofrio and Marilyn R. Carlson
2022	David Gonyer	Matthew J. D'Onofrio and Marilyn R. Carlson

Adjustment To PEO Compensation, Footnote	CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. We have not paid dividends historically and do not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (D'Oforio)(i)
Fiscal Year	2022	2023	2024
SCT Total	$—	$—	$1,272,363
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	(281,762)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	226,501
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(1,414)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,086)
Compensation Actually Paid	$—	$—	$1,197,602

	Former PEO (Gonyer)(i)
Fiscal Year	2022	2023	2024
SCT Total	$885,022	$1,207,058	$240,930
Stock and Option Award Values Reported in SCT for the Covered Year	(78,488)	(94,500)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	19,936	15,463	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(72,271)	9,429	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	9,107	(20,368)	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(49,558)	(10,115)	(730)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,983)
Compensation Actually Paid	$713,748	$1,106,967	$221,217

	Average Non-PEO (i)
Fiscal Year	2022	2023	2024
SCT Total	$582,474	$792,930	$687,586
Stock and Option Award Values Reported in SCT for the Covered Year	(44,850)	(62,625)	(73,301)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	11,419	13,374	52,014
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(48,503)	2,357	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	5,208	(12,993)	9,560
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(32,349)	(6,521)	(2,563)
Fair Value of Stock and Option Awards Forfeited during the Covered Year		—	(7,153)
Compensation Actually Paid	$473,399	$726,522	$666,143

(i) The fair value or change in fair value, as applicable, of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with
       Financial Accounting Standards Board Accounting Standards Codification 718 - Share-based Compensation.

Non-PEO NEO Average Total Compensation Amount	$ 687,586	$ 792,930	$ 582,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 666,143	726,522	473,399
Adjustment to Non-PEO NEO Compensation Footnote	CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. We have not paid dividends historically and do not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (D'Oforio)(i)
Fiscal Year	2022	2023	2024
SCT Total	$—	$—	$1,272,363
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	(281,762)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	226,501
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(1,414)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,086)
Compensation Actually Paid	$—	$—	$1,197,602

	Former PEO (Gonyer)(i)
Fiscal Year	2022	2023	2024
SCT Total	$885,022	$1,207,058	$240,930
Stock and Option Award Values Reported in SCT for the Covered Year	(78,488)	(94,500)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	19,936	15,463	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(72,271)	9,429	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	9,107	(20,368)	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(49,558)	(10,115)	(730)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(18,983)
Compensation Actually Paid	$713,748	$1,106,967	$221,217

	Average Non-PEO (i)
Fiscal Year	2022	2023	2024
SCT Total	$582,474	$792,930	$687,586
Stock and Option Award Values Reported in SCT for the Covered Year	(44,850)	(62,625)	(73,301)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	11,419	13,374	52,014
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(48,503)	2,357	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	5,208	(12,993)	9,560
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(32,349)	(6,521)	(2,563)
Fair Value of Stock and Option Awards Forfeited during the Covered Year		—	(7,153)
Compensation Actually Paid	$473,399	$726,522	$666,143

(i) The fair value or change in fair value, as applicable, of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with
       Financial Accounting Standards Board Accounting Standards Codification 718 - Share-based Compensation.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO CAP versus our TSR.
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Loss. The chart below reflects the relationship between the PEO and average non-PEO CAP versus our GAAP Net Loss
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO CAP versus our TSR.
Total Shareholder Return Amount	$ 5.58	15.91	40.61
Net Income (Loss)	$ (5,400,000)	$ (7,800,000)	$ (8,200,000)
PEO Name	Matthew J. D'Onofrio (Current)David Gonyer (Former)	David Gonyer	David Gonyer
D'Onofrio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,272,363
PEO Actually Paid Compensation Amount	1,197,602
Gonyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	240,930	$ 1,207,058	$ 885,022
PEO Actually Paid Compensation Amount	221,217	1,106,967	713,748
PEO | D'Onofrio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,762)
PEO | D'Onofrio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,501
PEO | D'Onofrio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,414)
PEO | D'Onofrio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,086)
PEO | Gonyer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(94,500)	(78,488)
PEO | Gonyer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,463	19,936
PEO | Gonyer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,429	(72,271)
PEO | Gonyer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,368)	9,107
PEO | Gonyer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(730)	(10,115)	(49,558)
PEO | Gonyer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,983)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,301)	(62,625)	(44,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,014	13,374	11,419
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,357	(48,503)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,560	(12,993)	5,208
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,563)	$ (6,521)	$ (32,349)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,153)